UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.2%
Equity — 45.3%
9,029,476	Goldman Sachs Structured International Equity Fund — 11.5%	$90,655,937
5,451,641	Goldman Sachs Structured Large Cap Value Fund — 6.6%	52,172,205
3,920,155	Goldman Sachs Structured Large Cap Growth Fund — 5.8%	45,591,399
4,763,585	Goldman Sachs Structured Emerging Markets Equity Fund — 4.9%	38,394,494
3,503,887	Goldman Sachs Structured Small Cap Equity Fund — 4.8%	37,491,594
1,966,388	Goldman Sachs Large Cap Value Fund — 2.9%	22,456,149
2,732,598	Goldman Sachs Structured International Small Cap Fund — 2.6%	20,412,504
1,956,396	Goldman Sachs Strategic Growth Fund — 2.4%	19,250,938
1,577,312	Goldman Sachs Real Estate Securities Fund — 2.2%	17,176,929
2,175,266	Goldman Sachs International Real Estate Securities Fund — 1.6%	12,899,328

		356,501,477

Fixed Income — 54.9%
16,069,527	Goldman Sachs Short Duration Government Fund — 21.1%	165,998,216
12,778,810	Goldman Sachs Global Income Fund — 20.7%	162,546,460
6,131,309	Goldman Sachs High Yield Fund — 5.5%	43,470,981
4,458,202	Goldman Sachs Commodity Strategy Fund — 3.4%	26,481,721
1,778,794	Goldman Sachs Local Emerging Markets Debt Fund — 2.1%	16,560,572
1,361,091	Goldman Sachs Emerging Markets Debt Fund — 2.1%	16,346,706

		431,404,656

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.2%		$787,906,133

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,701,466)

NET ASSETS — 100.0%		$786,204,667

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Represents Affiliated Funds.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO
Schedule of Investments (continued)
March 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At March 31, 2010, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$819,724,983

Gross unrealized gain	63,381,995
Gross unrealized loss	(95,200,845)

Net unrealized security loss	$(31,818,850)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.2%
Equity — 96.1%
19,829,413	Goldman Sachs Structured International Equity Fund — 32.9%	$199,087,304
9,020,359	Goldman Sachs Structured Large Cap Value Fund — 14.2%	86,324,839
6,901,621	Goldman Sachs Structured Large Cap Growth Fund — 13.3%	80,265,849
7,031,074	Goldman Sachs Structured Emerging Markets Equity Fund — 9.4%	56,670,458
3,763,333	Goldman Sachs Structured Small Cap Equity Fund — 6.6%	40,267,666
3,254,603	Goldman Sachs Large Cap Value Fund — 6.1%	37,167,569
3,440,828	Goldman Sachs Strategic Growth Fund — 5.6%	33,857,749
3,513,181	Goldman Sachs Structured International Small Cap Fund — 4.3%	26,243,463
1,166,227	Goldman Sachs Real Estate Securities Fund — 2.1%	12,700,210
1,618,252	Goldman Sachs International Real Estate Securities Fund — 1.6%	9,596,235

		582,181,342

Fixed Income — 4.1%
4,221,995	Goldman Sachs Commodity Strategy Fund — 4.1%	25,078,652

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.2%		$607,259,994

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(b) — 0.1%
Repurchase Agreement — 0.1%
Joint Repurchase Agreement Account II
$300,000	0.019%	04/01/10	$300,000
Maturity Value: $300,000

TOTAL INVESTMENTS — 100.3%			$607,559,994

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%			(1,549,435)

NET ASSETS — 100.0%			$606,010,559

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Represents Affiliated Funds.
(b) Joint repurchase agreement was entered into on March 31, 2010. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO
Schedule of Investments (continued)
March 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At March 31, 2010, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$732,139,819

Gross unrealized gain	12,427,726
Gross unrealized loss	(137,007,551)

Net unrealized security loss	$(124,579,825)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.3%
Equity — 64.9%
39,790,117	Goldman Sachs Structured International Equity Fund — 20.2%	$399,492,770
19,980,658	Goldman Sachs Structured Large Cap Value Fund — 9.7%	191,214,897
14,910,585	Goldman Sachs Structured Large Cap Growth Fund — 8.8%	173,410,098
14,644,315	Goldman Sachs Structured Emerging Markets Equity Fund — 6.0%	118,033,179
9,806,271	Goldman Sachs Structured Small Cap Equity Fund — 5.3%	104,927,100
7,205,191	Goldman Sachs Large Cap Value Fund — 4.2%	82,283,277
7,418,745	Goldman Sachs Strategic Growth Fund — 3.7%	73,000,450
8,761,226	Goldman Sachs Structured International Small Cap Fund — 3.3%	65,446,361
3,868,362	Goldman Sachs Real Estate Securities Fund — 2.1%	42,126,460
5,360,199	Goldman Sachs International Real Estate Securities Fund — 1.6%	31,785,982

		1,281,720,574

Fixed Income — 35.4%
31,505,208	Goldman Sachs Global Income Fund — 20.3%	400,746,252
15,222,363	Goldman Sachs Commodity Strategy Fund — 4.6%	90,420,834
6,812,453	Goldman Sachs Short Duration Government Fund — 3.6%	70,372,645
7,411,904	Goldman Sachs High Yield Fund — 2.7%	52,550,401
3,283,795	Goldman Sachs Local Emerging Markets Debt Fund — 1.5%	30,572,130
2,513,049	Goldman Sachs Emerging Markets Debt Fund — 1.5%	30,181,724
2,560,898	Goldman Sachs Core Fixed Income Fund — 1.2%	24,507,795

		699,351,781

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.3%		$1,981,072,355

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(5,691,501)

NET ASSETS — 100.0%		$1,975,380,854

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Represents Affiliated Funds.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
Schedule of Investments (continued)
March 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At March 31, 2010, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,164,199,350

Gross unrealized gain	69,403,314
Gross unrealized loss	(252,530,309)

Net unrealized security loss	$(183,126,995)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.3%
Equity — 83.4%
44,867,482	Goldman Sachs Structured International Equity Fund — 29.0%	$450,469,522
20,257,710	Goldman Sachs Structured Large Cap Value Fund — 12.5%	193,866,285
15,397,555	Goldman Sachs Structured Large Cap Growth Fund — 11.5%	179,073,561
13,613,689	Goldman Sachs Structured Emerging Markets Equity Fund — 7.1%	109,726,334
8,848,055	Goldman Sachs Structured Small Cap Equity Fund — 6.1%	94,674,191
7,309,678	Goldman Sachs Large Cap Value Fund — 5.4%	83,476,517
7,678,844	Goldman Sachs Strategic Growth Fund — 4.9%	75,559,829
6,787,945	Goldman Sachs Structured International Small Cap Fund — 3.2%	50,705,949
3,006,524	Goldman Sachs Real Estate Securities Fund — 2.1%	32,741,041
4,152,570	Goldman Sachs International Real Estate Securities Fund — 1.6%	24,624,741

		1,294,917,970

Fixed Income — 16.9%
6,651,211	Goldman Sachs Global Income Fund — 5.5%	84,603,405
11,809,767	Goldman Sachs Commodity Strategy Fund — 4.5%	70,150,013
5,771,917	Goldman Sachs High Yield Fund — 2.6%	40,922,895
2,542,464	Goldman Sachs Local Emerging Markets Debt Fund — 1.5%	23,670,340
1,946,259	Goldman Sachs Emerging Markets Debt Fund — 1.5%	23,374,573
1,867,064	Goldman Sachs Short Duration Government Fund — 1.3%	19,286,771

		262,007,997

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.3%		$1,556,925,967

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(b) — 0.3%
Repurchase Agreement — 0.3%
Joint Repurchase Agreement Account II
$4,400,000	0.019%	04/01/10	$4,400,000
Maturity Value: $4,400,002

TOTAL INVESTMENTS — 100.6%			$1,561,325,967

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%			(8,870,960)

NET ASSETS — 100.0%			$1,552,455,007

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Represents Affiliated Funds.
(b) Joint repurchase agreement was entered into on March 31, 2010. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO
Schedule of Investments (continued)
March 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At March 31, 2010, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,786,117,799

Gross unrealized gain	32,613,689
Gross unrealized loss	(257,405,521)

Net unrealized security loss	$(224,791,832)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.0%
Equity — 44.3%
742,672	Goldman Sachs U.S. Equity Dividend and Premium Fund — 24.4%	$6,409,263
280,814	Goldman Sachs International Equity Dividend and Premium Fund — 8.3%	2,190,352
258,155	Goldman Sachs International Real Estate Securities Fund — 5.8%	1,530,861
138,857	Goldman Sachs Real Estate Securities Fund — 5.8%	1,512,150

		11,642,626

Fixed Income — 55.7%
620,710	Goldman Sachs High Yield Fund — 16.7%	4,400,837
275,394	Goldman Sachs Local Emerging Markets Debt Fund — 9.8%	2,563,914
211,705	Goldman Sachs Emerging Markets Debt Fund — 9.7%	2,542,568
178,740	Goldman Sachs Global Income Fund — 8.6%	2,273,579
187,758	Goldman Sachs Investment Grade Credit Fund — 6.5%	1,716,106
130,396	Goldman Sachs Ultra-Short Duration Government Fund — 4.4%	1,155,303

		14,652,307

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.0%		$26,294,933

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(2,851)

NET ASSETS — 100.0%		$26,292,082

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Represents Affiliated Funds.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO
Schedule of Investments (continued)
March 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At March 31, 2010, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$27,486,247

Gross unrealized gain	2,083,549
Gross unrealized loss	(3,274,863)

Net unrealized security loss	$(1,191,314)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO
Schedule of Investments
March 31, 2010 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 99.9%
Equity — 42.9%
5,777,111	Goldman Sachs International Small Cap Fund — 14.2%	$77,933,230
4,508,211	Goldman Sachs Emerging Markets Equity Fund — 13.1%	71,905,961
8,237,838	Goldman Sachs International Real Estate Securities Fund — 8.9%	48,850,379
3,414,947	Goldman Sachs Real Estate Securities Fund — 6.7%	37,188,773

		235,878,343

Fixed Income — 57.0%
12,984,939	Goldman Sachs High Yield Fund — 16.8%	92,063,215
8,883,462	Goldman Sachs Local Emerging Markets Debt Fund — 15.1%	82,705,034
12,324,378	Goldman Sachs Commodity Strategy Fund — 13.3%	73,206,804
5,394,695	Goldman Sachs Emerging Markets Debt Fund — 11.8%	64,790,290

		312,765,343

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 99.9%		$548,643,686

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		440,422

NET ASSETS — 100.0%		$549,084,108

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Represents Affiliated Funds.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO
Schedule of Investments (continued)
March 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At March 31, 2010, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$546,558,183

Gross unrealized gain	59,319,391
Gross unrealized loss	(57,233,888)

Net unrealized security gain	$2,085,503

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS
Schedule of Investments (continued)
March 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Portfolios, as well as the Underlying Funds, is to value investments at market value. Each Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) by the Underlying Funds are valued at the NAV on the valuation date.
     The Underlying Funds may also invest in equity securities traded on a foreign securities exchange that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM or GSAMI by taking into consideration market or security specific information as discussed below.
     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS
Schedule of Investments (continued)
March 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, prepayment speeds and credit risk), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The following is a summary of the Portfolios’ investments categorized in the fair value hierarchy, as of March 31, 2010:

	Balanced Strategy			Equity Growth Strategy			Growth and Income Strategy
Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Equity Underlying Funds	$356,501,477	$—	$—	$582,181,342	$—	$—	$1,281,720,574	$—	$—
Fixed Income Underlying Funds	431,404,656	—	—	25,078,652	—	—	699,351,781	—	—
Short-term Investments	—	—	—	—	300,000	—	—	—	—

Total	$787,906,133	$—	$—	$607,259,994	$300,000	$—	$1,981,072,355	$—	$—

	Growth Strategy			Income Strategies			Satellite Strategies
Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Equity Underlying Funds	$1,294,917,970	$—	$—	$11,642,626	$—	$—	$235,878,343	$—	$—
Fixed Income Underlying Funds	262,007,997	—	—	14,652,307	—	—	312,765,343	—	—
Short-term Investments	—	4,400,000	—	—	—	—	—	—	—

Total	$1,556,925,967	$4,400,000	$—	$26,294,933	$—	$—	$548,643,686	$—	$—

Repurchase Agreements — The Portfolios may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held at the Portfolios’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Portfolios’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS
Schedule of Investments (continued)
March 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT II — At March 31, 2010, certain Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Portfolio	Amount

Equity Growth Strategy	$300,000

Growth Strategy	4,400,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$380,000,000	0.030%	04/01/10	$380,000,317

Barclays Capital, Inc.	1,203,200,000	0.030	04/01/10	1,203,201,003

BNP Paribas Securities Co.	1,000,000,000	0.005	04/01/10	1,000,000,139

BNP Paribas Securities Co.	2,000,000,000	0.010	04/01/10	2,000,000,556

Citigroup Global Markets, Inc.	1,500,000,000	0.020	04/01/10	1,500,000,833

Credit Suisse Securities (USA) LLC	875,000,000	0.020	04/01/10	875,000,486

Deutsche Bank Securities, Inc.	1,450,000,000	0.030	04/01/10	1,450,001,208

JPMorgan Securities	950,000,000	0.005	04/01/10	950,000,132

JPMorgan Securities	335,000,000	0.020	04/01/10	335,000,186

Merrill Lynch & Co., Inc.	850,000,000	0.030	04/01/10	850,000,708

Morgan Stanley & Co.	2,250,000,000	0.020	04/01/10	2,250,001,250

RBS Securities, Inc.	1,500,000,000	0.020	04/01/10	1,500,000,833

UBS Securities LLC	500,000,000	0.010	04/01/10	500,000,139

UBS Securities LLC	58,900,000	0.020	04/01/10	58,900,033

Wells Fargo Securities LLC	3,750,000,000	0.020	04/01/10	3,750,002,083

TOTAL				$18,602,109,906

At March 31, 2010, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Home Loan Bank	0.000% to 3.750%	06/11/10 to 06/13/14

Federal Home Loan Mortgage Corp.	0.179 to 13.250	04/30/10 to 04/01/40

Federal National Mortgage Association	0.000 to 12.750	04/01/10 to 03/01/50

Federal National Mortgage Association Interest-Only Stripped Security	0.000	01/15/16

Government National Mortgage Association	3.500 to 6.500	09/15/18 to 03/20/40

Tennessee Valley Authority Interest-Only Stripped Security	0.000	11/01/10

U.S. Treasury Interest-Only Stripped Securities	0.000	04/15/10 to 02/15/16

U.S. Treasury Notes	0.875 to 4.625	12/15/10 to 03/31/17

The aggregate market value of the collateral, including accrued interest, was $19,008,833,377.
Market and Credit Risks — In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios have unsettled or open transaction defaults.
Portfolios’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Portfolios’ shares. Redemptions by these funds, accounts or individuals of their holdings in the Portfolios may impact the Portfolios’ liquidity and NAV. These redemptions may also force the Portfolios to sell securities.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	May 28, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	May 28, 2010

* Print the name and title of each signing officer under his or her signature.